Share-Based Payments (Details) - Schedule of reconciles the share options outstanding - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciles The Share Options Outstanding Abstract
Beginning balance, EMI Number of options			4,683,683
Beginning balance, Unapproved Number of options			8,121,393
Beginning balance, Incentive Equity Plan
Beginning balance SAYE Number of options
EMI Number of options, Granted prior to the Transaction
Unapproved Number of options, Granted prior to the Transaction			2,492,516
Incentive Equity Plan Number of options, Granted prior to the Transaction
SAYE Number of options, Granted prior to the Transaction
EMI Number of options, Forfeited prior to the Transaction			(66,413)
Unapproved Number of options, Forfeited prior to the Transaction			(579,713)
Incentive Equity Plan Number of options, Forfeited prior to the Transaction
SAYE Number of options, Forfeited prior to the Transaction
EMI Number of options, Cash settled at the Transaction			(34,690)
Unapproved Number of options, Cash settled at the Transaction			(44,114)
Incentive Equity Plan Number of options, Cash settled at the Transaction
SAYE Number of options, Cash settled at the Transaction
EMI Number of options, Replacements at the Transaction	[1]		(4,582,580)
Unapproved Number of options, Replacements at the Transaction	[1]		(9,990,082)
Incentive Equity Plan Number of options, Replacements at the Transaction	[1]		50,347,491
SAYE Number of options, Replacements at the Transaction1
EMI Number of options, Granted after the Transaction
Unapproved Number of options, Granted after the Transaction
Incentive Equity Plan Number of options Granted after the Transaction			23,915,248
SAYE Number of options, Granted after the Transaction
Ending balance, EMI Number of options
Ending balance, Unapproved Number of options
Ending balance, Incentive Equity Plan Number of options		62,429,357	74,262,739
Ending balance, SAYE Number of options		612,080
EMI Number of options, Granted during the year
Unapproved Number of options, Granted during the year
Incentive Equity Plan, Granted during the year		9,012,088
SAYE Number of options, Granted during the year		1,496,903
EMI Number of options, Exercised during the year
Unapproved Number of options, Exercised during the year
Incentive Equity Plan, Exercised during the year		(9,513,868)
SAYE Number of options, Exercised during the year
EMI Number of options, Forfeited during the year
Unapproved Number of options, Forfeited during the year
Incentive Equity Plan, Forfeited during the year		(10,732,364)
SAYE Number of options, Forfeited during the year		(884,823)
EMI Number of options, Expired during the year (in Dollars)
Unapproved Number of options, Expired during the year
Incentive Equity Plan, Expired during the year		(599,238)
SAYE Number of options, Expired during the year

[1]	The replacement options granted at the Transaction reflect the exchange ratio established in the Business Combination Agreement. Refer to Note 1 for further details.